[State Street Letterhead]

June 15, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

Re:	Wasatch Funds, Inc. (the “Registrant”)
File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding two additional series to the Registrant, namely, the Wasatch Emerging Markets Small Cap Fund™ and Wasatch Large Cap Value Fund™. Accordingly, it is anticipated that the Amendment will be effective on August 30, 2007.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes

Counsel

Enclosures

cc:	D. Thurber
R. Biles